Operating Expenses - Summary of Consolidated Operating Expense (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Expense [Line items]
Administrative expenses	[1],[2]	$ 979	$ 1,069	$ 1,104
Depreciation and amortization included in administrative expenses		142	145	132
Depreciation and amortization included in selling expenses		49	50	48
R&D activities by internal areas [member]
Operating Expense [Line items]
Administrative expenses		$ 35	$ 31	$ 38

[1]	All significant R&D activities are executed by several internal areas of CEMEX as part of their daily activities. In 2021, 2020 and 2019, total combined expenses of these departments recognized within administrative expenses were $35, $31 and $38, respectively.
[2]	In 2021, 2020 and 2019, administrative expenses include depreciation and amortization of $142, $145 and $132, respectively, and selling expenses include depreciation and amortization of $49 in 2021, $50 in 2020 and $48 in 2019.